Legal And Regulatory Matters (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2013 item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Number of shareholder derivative lawsuits filed | item	2
Number of days given to file amended complaint		14 days
Extension period		14 days
U.S. v. VITAS [Member]
Loss Contingencies [Line Items]
Life expectancy period		6 months
Net costs incurred | $		$ 5.3	$ 5.0	$ 2.1
Seper v. VITAS [Member]
Loss Contingencies [Line Items]
Proceeding time period for law suite		4 years
Chhina v. VITAS [Member]
Loss Contingencies [Line Items]
Proceeding time period for law suite		4 years